Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (997)	$ (1,448)	$ (1,108,776)
Interest earned on funds held in Trust Account			(12,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant issue costs			115,404
Change in fair value of warrants			(693,533)
Increase in prepaid expenses			(670,623)
Increase in deferred offering costs		(80,000)
Increase in accounts payable and accrued expenses		80,450	1,184,161
Increase in due to related party	997	998	29,002
Net cash used in operating activities			(1,156,920)
Cash flows from investing activities:
Proceeds deposited in Trust Account			(172,500,000)
Net cash used in investing activities			(172,500,000)
Cash flows from financing activities:
Proceeds from note payable – related party			40,000
Repayment of note payable – related party			(40,000)
Proceeds from issuance of Class A common stock			172,500,000
Proceeds from issuance of private placement units			5,200,000
Payment of underwriting discounts			(3,450,000)
Payment of offering expenses			(485,256)
Proceeds from sale of Class B common stock		25,000
Net cash provided by financing activities		25,000	173,764,744
Increase in cash		25,000	107,824
Cash, beginning of period			25,000
Cash, end of period		25,000	132,824		$ 25,000
Supplemental disclosures:
Interest paid
Initial value of Class A common stock subject to possible redemption			172,500,000
Initial classification of warrant liability			5,276,966
Taxes paid
FaZe Clan Inc.
Cash flows from operating activities:
Net loss			(23,291,000)	(18,583,000)	(28,777,000)	$ (33,137,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			(26,000)	8,000	(54,000)	5,000
Depreciation & amortization expense			675,000	532,000	741,000	143,000
Stock-based compensation expense			655,000	20,000	20,000	2,652,000
Non-cash interest expense			3,635,000	2,188,000	3,105,000	6,206,000
Non-cash legal settlement						572,000
Foreign exchange impact				(571,000)	796,000	98,000
Wanderset write-off (Note 14)						3,712,000
Other			(73,000)
Accounts receivable			(3,124,000)	(168,000)	664,000	(1,152,000)
Inventory			48,000	122,000	163,000	(222,000)
Prepaid expenses and other assets			(260,000)	(272,000)	(163,000)	(296,000)
Contract assets			(660,000)	459,000	817,000	(1,744,000)
Accounts payable and accrued expenses			(1,789,000)	784,000	4,942,000	4,854,000
Contract liabilities			3,053,000	1,860,000	854,000	164,000
Other current liabilities			(50,000)	52,000	36,000	42,000
Net cash used in operating activities			(21,207,000)	(13,569,000)	(16,856,000)	(18,103,000)
Cash flows from investing activities:
Purchase of property, plant and equipment			(305,000)	(576,000)	(668,000)	(307,000)
Purchase of intangible assets			(314,000)	(74,000)	(123,000)	(901,000)
Issuance of note receivable			(123,000)
Net cash used in investing activities			(742,000)	(650,000)	(791,000)	(1,208,000)
Cash flows from financing activities:
Payments of loan principal			(385,000)	(491,000)	(26,144,000)	(9,851,000)
Proceeds from issuance of loans payable				1,123,000	1,123,000	24,795,000
Proceeds from issuance of convertible debt			35,675,000	5,350,000	35,350,000	11,383,000
Proceeds for issuance of Series A Preferred stock						5,000,000
Payment of debt issuance costs			(254,000)		(250,000)	(1,505,000)
Net cash provided by financing activities			35,036,000	5,982,000	10,079,000	29,822,000
Increase in cash			13,087,000	(8,237,000)	(7,568,000)	10,511,000
Cash, beginning of period			4,431,000	11,999,000	11,999,000	1,488,000
Cash, end of period	3,762,000	$ 4,431,000	17,518,000	3,762,000	4,431,000	11,999,000
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash	4,431,000		16,918,000	4,431,000
Restricted cash			600,000
Cash and restricted cash	$ 4,431,000		17,518,000	4,431,000
Supplemental disclosures:
Interest paid					1,041,000	218,000
Issuance of common stock in connection with litigation settlement			720,000
Issuance of warrants for services						387,000
Issuance of common stock in connection with exercise of stock options prior to receipt of cash			33,000
Issuance of Series A stock for Wanderset						1,657,000
Capitalization of deferred transaction costs included in accounts payable			$ 1,764,000
Debt converted into Series A stock						20,204,000
Issuance of convertible debt prior to receipt of cash						$ 2,825,000